Loans - Schedule of Outstanding Balances of Loans (Parentheticals) (Details) - Short-Term Debt [Member]	Jun. 30, 2026
Industrial Bank Jilin Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.00%
Industrial Bank Jilin Branch Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.20%
Industrial Bank Jilin Branch Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.20%
Industrial Bank Jilin Branch Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.10%
Industrial Bank Jilin Branch Five [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.20%
Industrial Bank Jilin Branch Six [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.10%
Industrial Bank Jilin Branch Seven [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.10%
Industrial Bank Jilin Branch Eight [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.20%
Industrial Bank Hong Kong Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	2.89%
China Minsheng Bank Jilin Branch [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
China Minsheng Bank Jilin Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
China Minsheng Bank Jilin Branch Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
China Minsheng Bank Jilin Branch Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.50%
China Minsheng Bank Jilin Branch Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.50%
Bank of Jilin [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
Bank of jilin one [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.50%